Non-Controlling Interest (Details) - Schedule of non-controlling interest included in the equity and the income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiaries:
Equity	$ 94,360,000	$ 84,683,000	$ 79,633,000
Income	9,961,000	5,116,000	2,222,000
Debt instruments at FVOCI	(390,000)	110,000	(260,000)
Deferred tax	106,000	(31,000)	71,000
Total other comprehensive income	(284,000)	79,000	(189,000)
Comprehensive income	$ 9,677	$ 5,195,000	$ 2,033,000
Santander Corredora de Seguros Limitada [Member]
Subsidiaries:
Non- controlling %	0.25%	0.25%	25.00%
Equity	$ 179,000	$ 174,000	$ 178,000
Income	5,000	(4,000)	6,000
Debt instruments at FVOCI		(4,000)	1,000
Deferred tax		1,000
Total other comprehensive income		(3,000)	1,000
Comprehensive income	$ 5,000	$ (7,000)	$ 7,000
Santander Corredores de Bolsa Limitada [Member]
Subsidiaries:
Non- controlling %	49.41%	49.41%	4941.00%
Equity	$ 22,970,000	$ 22,614,000	$ 22,301,000
Income	717,000	351,000	625,000
Debt instruments at FVOCI	(238,000)	(38,000)	(261,000)
Deferred tax	65,000	9,000	71,000
Total other comprehensive income	(173,000)	(29,000)	(190,000)
Comprehensive income	$ 544,000	$ 322,000	$ 435,000
Santander Asesorías Financieras Limitada [Member]
Subsidiaries:
Non- controlling %	0.97%	0.97%	97.00%	[1]
Equity	$ 513,000	$ 493,000	$ 498,000	[1]
Income	21,000	(5,000)	9,000	[1]
Debt instruments at FVOCI	(152,000)	152,000		[1]
Deferred tax	41,000	(41,000)		[1]
Total other comprehensive income	(111,000)	111,000		[1]
Comprehensive income	$ (90,000)	$ 106,000	$ 9,000	[1]
Santander S.A. Sociedad Securitizadora [Member]
Subsidiaries:
Non- controlling %	0.36%	0.36%	36.00%
Equity	$ 1,000	$ 2,000	$ 2,000
Income
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income
Klare Corredora de Seguros S.A. [Member]
Subsidiaries:
Non- controlling %	49.49%	49.90%	4990.00%
Equity	$ 1,631,000	$ 2,902,000	$ 3,782,000
Income	(1,270,000)	(880,000)	(503,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ (1,270,000)	$ (880,000)	$ (503,000)
Santander Consumer Chile S.A. [Member]
Subsidiaries:
Non- controlling %	49.00%	49.00%	4900.00%	[2]
Equity	$ 39,080,000	$ 29,649,000	$ 24,564,000	[2]
Income	9,386,000	5,619,000	1,544,000	[2]
Debt instruments at FVOCI				[2]
Deferred tax				[2]
Total other comprehensive income				[2]
Comprehensive income	9,386,000	5,619,000	1,544,000	[2]
Total subsidiaries [Member]
Subsidiaries:
Equity	64,374,000	55,834,000	51,325,000
Income	8,859	5,081,000	1,681,000
Debt instruments at FVOCI	(390,000)	110,000	(260,000)
Deferred tax	106,000	(31,000)	71,000
Total other comprehensive income	(284,000)	79,000	(189,000)
Comprehensive income	$ 8,575	$ 5,160,000	$ 1,492,000
Santander Gestión de Recaudación y Cobranzas Limitada [Member]
Subsidiaries:
Non- controlling %	100.00%	100.00%	10000.00%
Equity	$ 4,820,000	$ 4,808,000	$ 3,777,000
Income	139,000	(127,000)	1,031,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 139,000	$ (127,000)	$ 1,031,000
Bansa Santander S.A. [Member]
Subsidiaries:
Non- controlling %	100.00%	100.00%	10000.00%
Equity	$ 21,010,000	$ 19,565,000	$ 20,051,000
Income	1,096,000	349,000	(486,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 1,096,000	$ 349,000	$ (486,000)
Multiplica Spa [Member]
Subsidiaries:
Non- controlling %	100.00%	100.00%	10000.00%
Equity	$ 4,156	$ 4,476,000	$ 4,480,000
Income	(133,000)	(187,000)	(4,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	(133,000)	(187,000)	(4,000)
Total Entities controlled through other considerations [Member]
Subsidiaries:
Equity	29,986,000	28,849,000	28,308,000
Income	1,102,000	35,000	541,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 1,102,000	$ 35,000	$ 541,000

[1]	Formerly Santander Agente de Valores Limitada.
[2]	On November 27, 2019, the Bank acquired 51% of Santander Consumer S.A., and the remaining 49% is accounted as non-controlling interest.